Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basic Of Presentation [Policy Text Block]
(a)	Basis of Presentation

As a Canadian-based company, the Company historically prepared its consolidated financial statements in conformity with accounting principles generally accepted in Canada (“CGAAP”) and provided reconciliation to United States generally accepted accounting principles (“U.S. GAAP”) under Item 18 of Form 20-F. As disclosed in Note 28 of the audited restated consolidated financial statements for the year ended September 30, 2011, there were no recognition and measurement differences between CGAAP and U.S. GAAP.

The Accounting Standards Board of the Canadian Institute of Chartered Accountants previously announced its decision to require all publicly accountable enterprises to report under International Financial Reporting Standards for years beginning on or after January 1, 2011. However, National Instrument 52-107 allows Securities and Exchange Commission (“SEC”) registrants, such as the Company, to file financial statements with Canadian securities regulators that are prepared in accordance with U.S. GAAP. As such, the Company decided to adopt U.S. GAAP instead of IFRS as its primary basis of financial reporting commencing in the current fiscal year.

The decision to adopt U.S. GAAP was made to enhance communication with shareholders and improve the comparability of financial information reported with competitors and peer group. The accompanying audited consolidated financial statements have been prepared by management in accordance with U.S. GAAP. All comparative financial information contained herein has been revised to reflect the Company’s results as if they had been historically reported in accordance with U.S. GAAP.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

All figures are presented in Canadian dollars, unless otherwise disclosed.

Use of Estimates, Policy [Policy Text Block]
(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures reported in these consolidated financial statements and accompanying notes and the reported amounts of revenue and expenses during the reporting periods. Certain significant judgments, estimates and assumptions, such as those related to the allowance for consumer loan losses, valuation of acquired loans, valuation of intangible assets, premium paid to acquire the loan portfolio, impairment of property and equipment, goodwill and intangible assets, deferred income taxes, the calculation of financial covenants under the Indenture governing the senior secured notes, and accrued liabilities related to the class action lawsuits, depend upon subjective or complex judgments about matters that may be uncertain, and changes in those estimates could materially impact the consolidated financial statements. Actual results could differ from those estimates made by management.

Revenue Recognition, Policy [Policy Text Block]
(c)	Revenue Recognition

Revenue arising from direct lending of short-term advances to customers is recognized on a constant yield basis ratably over the term of the related loan, in loan fees in the consolidated statement of operations. Direct loan origination costs are deferred and recognized as a reduction in the yield of the related loan over its life. The Company charges late interest and default fees on direct lending loans in default status. Late interest and default fees are recorded once collected.

Revenue from brokering short-term advances for customers is reported in loan fees on the statement of operations and is recognized once all services have been rendered, all advance amounts have been received by the customer, and the brokerage fee has been collected.

Included in other income in the consolidated statement of operations is revenue from cheque cashing, money transfer, bill payment, insurance products, bank accounts and other miscellaneous services and fees. For these services, revenue is recognized when the transactions are completed at the point-of-sale in the branch and the related fee charged has been collected from the customer. Services where the Company acts as an agent on behalf of third-party providers include banking services, card products, money transfers, bill payment services, and insurance products.

Retention Payments [Policy Text Block]
d)	Retention Payments

When the Company acts as a broker on behalf of income earning consumers seeking short-term advances, the funding of short-term advances are provided by third-party lenders. The advances provided by the third- party lenders are repayable by the customer to the third-party lenders and represent assets of the lenders; accordingly, they are not included on the Company’s consolidated balance sheet.

To facilitate the short term advance business, the Company has entered into agreements with third-party lenders who are prepared to consider lending to the Company’s customers. Pursuant to these agreements, the Company provides services to the lenders related to the collection of documents and information as well as loan collection services. Under the terms of the Company’s agreements with third party lenders, responsibility for losses suffered on account of uncollectible loans rests with the third-party lender, unless the Company has not properly performed its duties as set forth under the terms of the agreement. The significant duties under the terms of the agreements generally include ensuring that any proposed loan was applied for through an authorized outlet, ensuring each potential customer meets the loan selection criteria as set forth by the third-party lender prior to approval and release of funding, satisfying the documentation requirements in a full and timely manner, providing loan management services throughout the term of the loan and providing collection services on behalf of the third-party lender for all loans funded which are not paid in full by the due date, all of which while ensuring information system integrity is maintained. In the event the Company does not properly perform its duties and the lenders make a claim as required under the agreement, the Company may be liable to the lenders for losses they have incurred. A liability is recorded when it is determined that the Company has a liability under the agreement.

The Company’s Board of Directors regularly approves a resolution which authorizes management to pay a maximum amount of retention payments per quarter to third-party lenders as consideration to those lenders that continue to be willing to fund advances to the Company’s customers. While the third-party lenders have not been guaranteed a return, the decision has been made to voluntarily make retention payments to the lenders to lessen the impact of loan losses experienced by the third-party lenders. Retention payments are recorded in the period in which a commitment is made to a lender pursuant to the resolution approved by the Board of Directors.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
(e)	Provision for Loan Losses

Loans in default consist of direct lending consumer loans originated by the Company which are past due. The Company defines a past due or delinquent loan whereby payment has not been received in full from the customer on or before its maturity. A provision for loan loss is recorded when the Company no longer has reasonable assurance of timely collection of the full amount of principal and interest. In determining whether the Company will be unable to collect all principal and interest payments due, the Company assesses relevant internal and external factors that affect loan collectability, including the amount of outstanding loans owed to the Company, historical percentages of loans written off, current collection patterns and other current economic trends. The provision for loan losses reduces the carrying amount of consumer loan receivables to their estimated realizable amounts. The provision is primarily based upon models that analyze specific portfolio statistics, and also reflects, to a lesser extent, management’s judgement regarding overall accuracy. The provision is reviewed monthly, and any additional provision as a result of historical loan performance, current and expected collection patterns and current economic trends is included in the provision for the loan losses at that time. If the loans remain past due for an extended period of time, an allowance for the entire amount of the loan is recorded. The Company’s policy for charging off uncollectible consumer loans originated by the Company is to write the loan off when a loan remains in default status for an extended period of time without any extended payment arrangements made. Loans to customers who file for bankruptcy are written off upon receipt of the bankruptcy notice. Recoveries on previous amounts written off are credited against the provision for consumer loan losses expense.

Compensation Related Costs, Policy [Policy Text Block]
(f)	Stock Based Compensation

The Company has a stock based compensation plan for employees and Directors, which is described in Note 18. The Company accounts for all stock based compensation payments that are settled by the issuance of equity in accordance with a fair value-based method of accounting. Stock based compensation awards are recognized in the consolidated financial statements over the period in which the related services are rendered, which is usually the vesting period of the option, or as applicable, over the period to the date an employee is eligible to retire, whichever is shorter, with a corresponding increase recorded in contributed surplus. The fair value is calculated using the Black-Scholes option-pricing model. When options are exercised, the proceeds received by the Company, together with the amount in additional paid-in capital associated with the exercised options, are credited to share capital.

Earnings Per Share, Policy [Policy Text Block]
(g)	Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during each reporting period. Diluted earnings per share is computed similar to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares from the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised, and that proceeds from such exercises were used to acquire common shares at the average market price during the reporting period.

Consumer Loans Receivable [Policy Text Block]
(h)	Consumer Loans Receivable

Unsecured short-term advances that the Company originates on its own behalf are reflected on the balance sheet in consumer loans receivable. Consumer loans receivable are reported net of a provision as described above in “Provision for Loan Losses” and any deferred fees or costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the effective interest method.

Consumer loans receivable that bear interest are placed on nonaccrual status once the loan becomes past due. Interest on past due loans receivable is recorded once collected.

Acquired Loans

The portfolio of loans acquired from the Company’s third party lenders on January 31, 2012 fall within the scope of FASB ASC 310-30, “Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality” as these loans have evidence of deterioration in credit quality since origination and for which it is probable, at acquisition, that all contractually required payments will not be collected. As such, the acquired loans are accounted for separately from loans originated by the Company and are initially recorded at fair value, which represents expected cash flows discounted at a market rate of interest. The Company’s estimate of fair value of acquired loans includes assumptions regarding the amount and timing of both principal and interest, future credit losses and prepayments and discount rates. An allowance for loan losses is not recorded at the acquisition date because the fair value incorporates an estimate of expected credit losses.

Income recognition on the acquired portfolio of loans is based on a reasonable expectation of the timing and amount of cash flows to be collected. The expected cash flows in excess of fair value are recorded as interest income over the remaining life of the loan (accretable yield). The excess of the loan’s contractual principal and interest over the expected cash flows is not recorded (non accretable difference). Subsequent to the acquisition date, any increases in cash flow over those expected at the purchase date in excess of the fair value that are significant and probable are recorded as an adjustment to the accretable difference on a prospective basis. Any subsequent decreases in cash flow below those expected at the purchase date that are significant and probable are recognized through an immediate reduction in the carrying amount of the portfolio and included in the provision for loan loss expense.

The determination of fair value of acquired loans relies heavily on estimates and significant judgements regarding future collections. Changes in those estimates could materially impact the consolidated financial statements.

Transfer of Loans

Consumer loans that the Company has originated on its own behalf may be transferred to third party lenders in exchange for cash. When loans are transferred to third party lenders it is done so at fair value. The determination of fair value relies on estimates and judgements regarding future collections using the methodology described in Note 1 (e) to these consolidated financial statements.

Under the terms of the arrangements with the Company’s third-party lenders, the Company is maintained as the lender on record for the transferred loans and must continue to deal with, collect, maintain and enforce such loans on the third party lender’s behalf in all respects. The Company must pay a participation fee to the third party lender based on the principal of all loans collected for the agreed term of the loan at a rate that is equivalent to the interest rate accrued on the transferred loans.

Income Tax, Policy [Policy Text Block]
(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future income tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment or substantive enactment date. A valuation allowance is recorded against any deferred income tax assets if it is more likely than not that the asset will not be realized.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(j)	Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, other receivables, consumer loans receivables less any allowance for loan losses, accounts payable and accrued liabilities, all of which are short-term in nature and their fair value approximates their carrying value. The fair value of obligations under capital leases and secured senior notes are determined by estimating future cash flows on a borrowing-by-borrowing basis, and discounting these future cash flows using a rate which takes into account the Company’s spread for credit risk for similar terms and types of debt arrangements.

Equity Method Investments, Policy [Policy Text Block]
k)	Long-Term Investments

The Company has long-term investments in The Cash Store Australia Holdings Inc. (“AUC”) and RTF Financial Holdings Inc. (“RTF”). The Company accounts for its long-term investments using the equity method of accounting as it has significant influence over the strategic operating, investing and financing activities due to board representation.

Deferred Charges, Policy [Policy Text Block]
(l)	Deferred Financing Costs

Underwriting, legal and other direct costs incurred in connection with the issuance of debt are included in deferred financing costs. Amortization on deferred financing costs is calculated using the effective interest method over the term of the related debt and recorded as interest expense.

Property, Plant and Equipment, Policy [Policy Text Block]
m)	Property and Equipment

Property and Equipment are carried at cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful life
Computer hardware	4 years
Fixtures, furniture, and equipment	5 years
Signs	5 years
Vehicles	5 years

Leasehold improvements are depreciated using the straight-line method over the shorter of the lease term, (including renewal options that are reasonably assured) and the estimated useful life of the asset.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
(n)	Intangible Assets

Intangible assets acquired individually or as part of a group of other assets are initially recognized and measured at fair value. The cost of a group of intangible assets acquired in a transaction, including those acquired in a business combination or asset acquisition that meet the specified criteria for recognition apart from goodwill, is allocated to the individual intangible assets acquired based on their fair values.

Both internal and external costs incurred to purchase and develop computer software are capitalized after the preliminary project stage is completed and management authorizes the computer software project.

Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful life
Customer list, contracts and relationships	3 years
Computer software	5 years
Non-compete agreements	Term of the agreements
Favorable supplier relationships	7 years
Proprietary knowledge	5 years
Brand name	Indefinite life

Goodwill [Policy Text Block]
(o)	Goodwill

Goodwill represents the residual amount that results when the purchase price of an acquired business exceeds the sum of the amounts allocated to the assets acquired, less liabilities assumed, based on their fair values. Goodwill is allocated as of the date of the business combination to the Company’s reporting units that are expected to benefit from the business combination. Goodwill is initially recognized as an asset at cost and is subsequently measured at cost less any accumulated impairment losses.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(p)	Impairment

Property and equipment and intangible assets subject to amortization

Property and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable.

Recoverability of these assets to be held and used is assessed by a comparison of the carrying amount of an asset group to the sum of future undiscounted cash flows expected to be generated from the use and eventual disposition of the asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. An asset group is the lowest level for which there are separate identifiable cash flows. For property and equipment an asset group typically represents an individual branch. Any assets to be disposed of by sale are reported at the lower of carrying amount or fair value less costs to sell. Such assets are not depreciated while they are classified as held-for-sale.

Brand name

The brand name intangible is tested for impairment annually on July 1st of each year, or more frequently if events or changes in circumstances indicate that such assets might be impaired.The impairment test consists of a comparison of the fair value of the brand name with its carrying value. If the carrying amount exceeds its fair value, an impairment is recognized equal to the amount of the excess.

Goodwill

Goodwill is tested for impairment annually on July 1st of each year, or more frequently if events or changes in circumstances indicate it may be impaired. The impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit is compared to its fair value. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the second step of the impairment test is unnecessary. The second step is carried out when the carrying amount of a reporting unit exceeds its fair value, in which case the implied fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The implied fair value of goodwill is determined in the same manner as the value of goodwill is determined in a business combination described in the preceding paragraph, using the fair value of the reporting unit as if it were the purchase price. When the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess.

Revenue Recognition, Deferred Revenue [Policy Text Block]
(q)	Deferred Revenue

The Company has entered into a long-term services contract for which it received an advance payment. The advance payment was recorded as deferred revenue and is recognized as revenue using the straight-line method over the life of the contract.

Deffered Revenue Lease Incentives [Policy Text Block]
(r)	Deferred Lease Incentives

Lease incentives include rent-free periods, reduced rent, and costs paid by landlords on the Company’s behalf. Amortization on lease incentives is calculated using the straight line method over the term of the lease and recorded as a reduction to rent expense.

Lease, Policy [Policy Text Block]
s)	Leases

Leases are classified as capital or operating depending upon the terms and conditions of the contracts. Capital leases are recorded as property and equipment with a corresponding obligation. Obligations under capital leases are reduced by lease payments net of imputed interest. Computer and phone operating lease expenses are recorded in selling, general, and administrative expenses. Branch leases are recorded in rent.

Operating Expesnes [Policy Text Block]
t)	Operating Expenses

The direct costs incurred in operating the Company’s business have been classified as operating expenses. These costs include salaries and benefits of branch and regional employees, retention payments, rent expense, provision for loan losses, advertising, depreciation of branch property and equipment, and other costs incurred by the branches. Corporate expenses incurred by the Company are excluded from operating expenses, and include salaries and benefits of corporate employees, professional fees and legal costs.

Branch Closure Costs [Policy Text Block]
u)	Branch Closure Costs

When the Company announces branch closures the total estimated cost associated with the closures is recorded. The major components of branch closure costs are operating lease buyouts, severance and write-off of property and equipment.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(v)	Foreign Currency

The financial statements of the Company’s operations in the United Kingdom have been translated into Canadian dollars. Current assets and liabilities are translated at the current exchange rate at each period end while non-current assets and liabilities are translated at historical exchange rates. Statement of operations items are translated at the average exchange rate for the period. Resulting translation adjustments are made directly to the statement of operations and included in corporate expenses. Gains or losses from foreign currency transactions are included in corporate expenses.

Operating Segments [Policy Text Block]
(w)	Operating Segments

The Company conducts business through two operating segments; Canada and the United Kingdom. The segments were determined based on information that the Chief Executive Officer and Chief Operating Officer review. For certain disclosure requirements the Company’s two operating segments have been aggregated together based on the similar nature of the operations, customers and regulatory environment.